Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation
Stock-based Compensation
2009 Stock Option Plan
The Company had a share-based compensation plan (the “2009 Stock Option Plan”) under which the Company granted options to purchase shares of common stock to employees, directors, and consultants as either incentive stock options or nonqualified stock options. Incentive stock options could be granted with exercise prices not less than 100% to 110% of the fair market value of the common stock. Options granted under the plan generally vest over three to four years and expire in 10 years from the date of grant.
2014 Equity Incentive Plan
In February 2014, the Company’s board of directors adopted the 2014 Equity Incentive Plan, or the 2014 Plan, which was subsequently ratified by its stockholders and became effective on May 2, 2014 (the “Effective Date”). The 2014 Plan is the successor to and continuation of the 2009 Stock Option Plan. As of the Effective Date, no additional awards will be granted under the 2009 Stock Option Plan, but all stock awards granted under the 2009 Stock Option Plan prior to the Effective Date will remain subject to the terms of the 2009 Stock Option Plan. All awards granted on and after the Effective Date will be subject to the terms of the 2014 Plan. The 2014 Plan provides for the grant of the following awards: (i) incentive stock options, (ii) nonstatutory stock options, (iii) stock appreciation rights, (iv) restricted stock awards, (v) restricted stock unit awards, and (vi) other stock awards. Employees, directors, and consultants are eligible to receive awards.
Under the 2014 Plan, the aggregate number of shares of common stock that could be issued from and after the Effective Date (the “share reserve”) could not exceed the sum of (i) 257,352 new shares, (ii) the shares that represented the 2009 Stock Option Plan’s available reserve on the Effective Date, and (iii) any returning shares from the 2009 Stock Option Plan. Under the 2014 Plan, the share reserve will automatically increase on January 1st of each year, for a period of not more than 10 years, commencing on January 1, 2015, and ending on January 1, 2024, in an amount equal to 4.0% of the total number of shares of capital stock outstanding on December 31st of the preceding calendar year. The Company's board of directors may act prior to January 1st of a given year to provide that there will be no increase in the share reserve or that the increase will be a lesser number of shares than would otherwise occur.
On June 18, 2014, the Company’s board of directors and Compensation Committee approved an amendment of the 2014 Plan, subject to stockholder approval, to increase the aggregate number of shares of the Company’s common stock that may be issued under the 2014 Plan by an additional 351,653 shares. All other material terms of the 2014 Plan remained unchanged. The Company’s stockholders approved the 2014 Plan amendment on September 11, 2014.
Pursuant to the terms of the 2014 Plan, on January 1, 2015, the Company automatically added 340,484 shares to the total number of shares of common stock available for future issuance under the 2014 Plan. In connection with the resignation of the Company's Chief Medical Officer, Dr. Carole Sable, effective as of February 20, 2015, the Company returned 57,452 shares to the total number shares of common stock available for future issuance under the 2014 Plan. The returned shares represent Dr. Sable's unvested shares as of the effective date of her resignation.
On February 25, 2015, the Company's board of directors approved an amendment of the 2014 Plan, subject to stockholder approval at the Company's 2015 annual meeting of stockholders to be held on June 4, 2015, to increase the aggregate number of shares of common stock that may be issued pursuant to awards under the 2014 Plan by an additional 510,726 shares. All other material terms of the 2014 Plan otherwise remain unchanged.
As of March 31, 2015, there were 561,000 shares of common stock available for future issuance under the 2014 Plan. See Note 14 for certain events occurring after March 31, 2015, that affected the number of shares of common stock available for future issuance under the 2014 Plan.

2015 Inducement Plan
On March 26, 2015, the Company's board of directors adopted the 2015 Inducement Plan, or the 2015 Plan. The 2015 Plan provides for the grant of nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other forms of equity compensation (collectively, stock awards), all of which may be granted to persons not previously employees or directors of the Company, or following a bona fide period of non-employment, as an inducement material to the individuals’ entering into employment with the Company within the meaning of NASDAQ Listing Rule 5635(c)(4). The 2015 Plan has a share reserve covering 450,000 shares of common stock. No awards had been granted under the 2015 Plan as of March 31, 2015.
2014 Employee Stock Purchase Plan
In February 2014, the Company’s board of directors adopted the 2014 Employee Stock Purchase Plan (“ESPP”), which was subsequently ratified by the Company’s stockholders and became effective on May 2, 2014. The purpose of the ESPP is to provide means by which eligible employees of the Company and of certain designated related corporations may be given an opportunity to purchase shares of the Company’s common stock, and to seek and retain services of new and existing employees and to provide incentives for such persons to exert maximum efforts for the success of the Company. Common stock that may be issued under the ESPP will not exceed 47,794 shares, plus the number of shares of common stock that are automatically added on January 1st of each year for a period of ten years, commencing on January 1, 2015, and ending on January 1, 2024, in an amount equal to the lesser of (i) 0.8% of the total number of shares of outstanding common stock on December 31 of the preceding calendar year, and (ii) 29,411 shares of common stock. Similar to the 2014 Plan, the Company's board of directors may act prior to January 1st of a given year to provide that there will be no increase in the share reserve or that the increase will be a lesser number of shares than would otherwise occur. The ESPP is intended to qualify as an “employee stock purchase plan” within the meaning of Section 423 of the Internal Revenue Code.
In the quarterly period ended March 31, 2015, the number of shares of common stock available for issuance under the ESPP was automatically increased by 29,411 shares pursuant to the terms of the ESPP and the Company issued 15,107 shares of common stock under the ESPP. As of March 31, 2015, there were 52,050 shares of common stock available for future issuance under the ESPP.
Compensation Cost
The compensation cost that has been charged against income for stock awards under the 2009 Stock Option Plan, the 2014 Plan, and the ESPP was $296 and $110, including $33 and $13 presented in discontinued operations in the accompanying statements of operations, for the three months ended March 31, 2015 and 2014, respectively. The total income tax benefit recognized in the statements of operations for share-based compensation arrangements was $0 for the three months ended March 31, 2015 and 2014. Cash received from options exercised was $0 and $5 for the three months ended March 31, 2015 and 2014.
Stock-based compensation expense related to stock options is included in the following line items in the accompanying statements of operations:

	Three Months Ended March 31,
	2015	2014
Research and development	$52	$62
Selling, general and administrative	211	35
Discontinued operations (within cost of revenue, see Note 13)	33	13
Total	$296	$110

Stock-based Compensation
2009 Stock Option Plan
The Company had a share-based compensation plan (the “2009 Stock Option Plan”) under which the Company granted options to purchase shares of common stock to employees, directors, and consultants as either incentive stock options or nonqualified stock options. Incentive stock options could be granted with exercise prices not less than 100% to 110% of the fair market value of the common stock. Options granted under the plan generally vest over three to four years and expire in 10 years from the date of grant.
2014 Equity Incentive Plan
In February 2014, the Company’s board of directors adopted the 2014 Equity Incentive Plan, or the 2014 Plan, which was subsequently ratified by its stockholders and became effective on May 2, 2014 (the “Effective Date”). The 2014 Plan is the successor to and continuation of the 2009 Stock Option Plan. As of the Effective Date, no additional awards will be granted under the 2009 Stock Option Plan, but all stock awards granted under the 2009 Stock Option Plan prior to the Effective Date will remain subject to the terms of the 2009 Stock Option Plan. All awards granted on and after the Effective Date will be subject to the terms of the 2014 Plan. The 2014 Plan provides for the grant of the following awards: (i) incentive stock options, (ii) nonstatutory stock options, (iii) stock appreciation rights, (iv) restricted stock awards, (v) restricted stock unit awards, and (vi) other stock awards. Employees, directors, and consultants are eligible to receive awards.
Under the 2014 Plan, the aggregate number of shares of common stock that could be issued from and after the Effective Date (the “share reserve”) could not exceed the sum of (i) 257,352 new shares, (ii) the shares that represented the 2009 Stock Option Plan’s available reserve on the Effective Date, and (iii) any returning shares from the 2009 Stock Option Plan. Under the 2014 Plan, the share reserve will automatically increase on January 1st of each year, for a period of not more than 10 years, commencing on January 1, 2015 and ending on January 1, 2024, in an amount equal to 4.0% of the total number of shares of capital stock outstanding on December 31st of the preceding calendar year. The board of directors may act prior to January 1st of a given year to provide that there will be no increase in the share reserve or that the increase will be a lesser number of shares than would otherwise occur.
On June 18, 2014, the Company’s board of directors and compensation committee approved an amendment of the 2014 Plan, subject to stockholder approval, to increase the aggregate number of shares of the Company’s common stock that may be issued under the 2014 Plan by an additional 351,653 shares. All other material terms of the 2014 Plan remained unchanged. The Company’s stockholders approved the 2014 Plan amendment on September 11, 2014.
As of December 31, 2014, there were 180,610 shares of common stock available for future issuance under the 2014 Plan. See Note 20 for certain events occurring after December 31, 2014 that affected the number of shares of common stock available for future issuance under the 2014 Plan.
Option Valuation Method
The fair value of a stock option is estimated using an option-pricing model that takes into account as of the grant date the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock, and the risk-free interest rate for the expected term of the option. The Company has used the simplified method in calculating the expected term of all option grants based on the vesting period. Compensation costs related to share-based payment transactions are recognized in the financial statements upon satisfaction of the requisite service or vesting requirements. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company based its estimated forfeiture rate on historical forfeitures of all stock option grants.
The Company has elected to use the Black-Scholes option-pricing model. The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable rather than for use in estimating the fair value of stock options subject to vesting and transferability restrictions. Using the Black-Scholes option-pricing model, the weighted-average fair value of options granted during 2014 and 2013 was $6.24 and $25.09 per option, respectively. The aggregate fair value of options granted during 2014 and 2013 was $3,249 and $290, respectively. The assumptions used to estimate fair value and the resulting grant date fair values are as follows:

	Employees		Nonemployees
	Years Ended December 31,		Years Ended December 31,
	2014	2013	2014	2013
Expected dividend yield	—	—	—	—
Weighted average expected volatility	68.57%	65.49%	64.10%	65.49%
Weighted average risk-free interest rate	2.05%	2.41%	1.75%	2.37%
Weighted average expected term (in years)	6.04	6.49	5.30	5.00
Forfeiture rate	5.00%	5.00%	5.00%	5.00%

The activity of the plan for the years ended December 31, 2014 and 2013 is summarized as follows:

	Number of Shares	Weighted- Average Exercise Price		Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding — January 1, 2013	154,277	$23.05		5.02	$213
Granted	11,525	50.39
Exercised	(220)	21.01
Canceled	(27,972)	20.81
Outstanding — December 31, 2013	137,610	$25.86		5.23	$3,097
Exercisable — December 31, 2013	115,475	$23.26		4.50	$2,898
Vested or expected to vest — December 31, 2013	136,002	$25.70		5.18	$3,084
Outstanding — January 1, 2014	137,610	$25.86		5.23	$3,097
Granted	520,887	$9.53	(1)
Exercised	(416)	$20.40
Canceled	(42,759)	$9.57
Outstanding — December 31, 2014	615,322	$9.55		9.48	$265
Exercisable — December 31, 2014	192,916	$9.44		9.48	$88
Vested or expected to vest —December 31, 2014	572,926	$9.55		9.48	$247

(1)
The weighted average exercise price table takes into consideration the effect of the option award modifications approved by the Company's board of directors on June 18, 2014, and approved by the Company's shareholders on September 11, 2014. These option award modifications are described in further detail below.

The intrinsic values in the table above represent the total intrinsic value (the difference between the Company’s estimated fair value of common stock as of December 31, 2014 and 2013, and the exercise price multiplied by the number of options). The intrinsic value amounts presented above can be positive or negative based on the average exercise price being greater or less than the estimated fair value of common stock as of December 31, 2014 and 2013.

Information as of December 31, 2014, concerning currently outstanding and vested options is as follows:

	Outstanding		Exercisable
Exercise Price	Number of Shares	Weighted- Average Remaining Contractual Life (in years)	Number of Shares	Weighted- Average Remaining Contractual Life (in years)
$6.77	8,000	9.47	—	0.00
7.70	5,944	9.76	5,944	9.76
8.03	5,700	9.50	5,700	9.50
8.73	35,114	9.45	3,494	9.45
9.64	543,374	9.47	176,248	9.47
10.81	17,190	9.93	1,530	9.93
Total	615,322	Total	192,916

The total fair value of shares vested during the years ended December 31, 2014 and 2013 was $458 and $801, respectively.
Unvested shares as of December 31, 2014 and 2013 are as follows:

As of December 31, 2014		As of December 31, 2013
Exercise Price	Number of Unvested Shares	Exercise Price	Number of Unvested Shares
$6.77	8,000	$20.40	563
7.70	—	24.48	7,318
8.03	—	25.50	—
8.73	31,620	25.91	—
9.64	367,127	30.60	4,307
10.81	15,660	55.08	9,947
Total	422,407	Total	22,135

As of December 31, 2014 and 2013, there was approximately $2,683 and $404, respectively, of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the plan. That cost is expected to be recognized over weighted-average periods of 3.2 and 1.8 years for the years ended December 31, 2014 and 2013, respectively. The aggregate intrinsic value of the options exercised during the years ended December 31, 2014 and 2013 was $11 and $6, respectively.
Option Grants
On June 18, 2014, the Company’s board of directors approved the grant of options to purchase 396,573 shares of common stock at a per share exercise price of $9.64 to certain of the Company’s executive officers and employees. No compensation cost associated with these option grants was recognized during the three month period ended June 30, 2014 because the grants were subject to and contingent upon stockholder approval of the previously described June 18, 2014 amendment to the 2014 Plan. The Company did not believe stockholder approval was perfunctory. The Company’s stockholders approved the 2014 Plan amendment on September 11, 2014, which was considered to be the measurement date for the determination of stock compensation expense. The fair value of each option grant award was estimated using the Black-Scholes option-pricing model, consistent with and in accordance with the Company’s existing accounting policy for stock compensation. Using the Black-Scholes option-pricing model, the fair value of all September 11, 2014 option grants was $3.76 per option. The aggregate fair value of options granted on September 11, 2014 was determined to be $1,490, which is being recognized as expense, after adjusting for estimated pre-vesting forfeitures, over a 45 month vesting period.

Option Amendments
During the year ended December 31, 2014, the Company's board of directors approved the following with respect to the 2009 Stock Option Plan:

•
On April 29, 2014, the exercise price per share of certain options to purchase 53,404 shares of common stock under the 2009 Stock Option Plan was lowered to an amount equal to $10.00 per share. The original exercise prices of such options ranged from $20.40 to $61.20 per share, with a weighted average exercise price of $54.87 per share.

•
On June 18, 2014, the exercise price per share of all outstanding options to purchase shares of common stock under the 2009 Stock Option Plan was lowered to an amount equal to $9.64 per share, the closing stock price on June 18, 2014. This modification lowered the exercise price of outstanding options to purchase 110,346 shares of common stock, including those options to purchase common stock that were previously modified on April 29, 2014. These outstanding stock options had exercise prices that ranged from $20.40 to $61.20 per share, with a weighted average exercise price of $41.87 per share.

•	Also on June 18, 2014, the contractual term of all outstanding options to purchase shares of common stock under the 2009 Stock Option Plan was extended to June 17, 2024.
The Company determined the additional compensation cost associated with the previously described modifications pursuant to applicable guidance in FASB ASC Topic 718, Compensation—Stock Compensation. The additional compensation cost was determined by calculating the difference between (a) the estimated fair value of each option award immediately prior to the modifications and (b) the estimated fair value of each option award immediately after the modifications. The fair value of each option award immediately prior to and immediately after modification was estimated using the Black-Scholes option-pricing model, consistent with and in accordance with the Company’s existing accounting policy for stock compensation. Using the Black-Scholes option-pricing model, the weighted-average fair value of outstanding 2009 Stock Option Plan option awards was $3.08 per option immediately prior to modification on June 18, 2014 and was $5.87 per option immediately after modification. The additional compensation cost was determined to be $293, of which $130 was associated with services previously performed and, therefore, was expensed in the quarter ended June 30, 2014. The remaining additional compensation cost is being recognized as remaining services are performed.
Also on June 18, 2014, the board of directors approved modifications to the exercise price and contractual term of all outstanding option awards under the Company’s Stock Option Plan previously adopted by the Company in 1999 (the “1999 Stock Option Plan”). The modifications to the exercise price and contractual term are consistent with those previously described for outstanding options under the 2009 Stock Option Plan. In addition, the 1999 Stock Option Plan option awards were modified to provide that the holder may exercise vested shares under the option for the contractual term of the option even in the event the holder terminates services with the Company other than for cause. The modifications lowered the exercise price of outstanding options to purchase 73,087 shares of common stock, which had exercise prices that ranged from $20.40 to $25.50 per share, with a weighted average exercise price of $21.50 per share.
Pursuant to the terms of the 1999 Stock Option Plan, any amendments that modify the terms of the options awards require approval or consent of the Company’s shareholders. No additional compensation cost associated with the options under the 1999 Stock Option Plan was recognized during the quarter ended June 30, 2014 because the amendments were subject to and contingent upon stockholder approval. The Company did not believe stockholder approval was perfunctory. The Company’s stockholders approved the 1999 Stock Option Plan modifications on September 11, 2014, which was considered to be the measurement date for the determination of additional stock compensation expense. Consistent with the accounting guidance and methodology previously described for the 2009 Plan amendment, the Company determined the additional compensation cost associated with the 1999 Stock Option Plan modifications pursuant to FASB ASC Topic 718. The weighted-average fair value of outstanding 1999 Stock Option Plan option awards was $0.78 per option immediately prior to modification on September 11, 2014 and was $3.78 per option immediately after modification. The additional compensation cost was determined to be $225, all of which was associated with services previously performed and, therefore, was fully expensed in the quarter ended September 30, 2014.
See Note 20 for certain events occurring after December 31, 2014, that resulted in additional amendments to outstanding stock option awards.

2014 Employee Stock Purchase Plan
In February 2014, the Company’s board of directors adopted the 2014 Employee Stock Purchase Plan (“ESPP”), which was subsequently ratified by the Company’s stockholders and became effective on May 2, 2014. The purpose of the ESPP is to provide means by which eligible employees of the Company and of certain designated related corporations may be given an opportunity to purchase shares of the Company’s common stock, and to seek and retain services of new and existing employees and to provide incentives for such persons to exert maximum efforts for the success of the Company. Common stock that may be issued under the ESPP will not exceed 47,794 shares, plus the number of shares of common stock that are automatically added on January 1st of each year for a period of ten years, commencing on January 1, 2015 and ending on January 1, 2024, in an amount equal to the lesser of (i) 0.8% of the total number of shares of outstanding common stock on December 31 of the preceding calendar year, and (ii) 29,411 shares of common stock. Similar to the 2014 Plan, the board of directors may act prior to January 1st of a given year to provide that there will be no increase in the share reserve or that the increase will be a lesser number of shares than would otherwise occur. The ESPP is intended to qualify as an “employee stock purchase plan” within the meaning of Section 423 of the Internal Revenue Code.
In September 2014, the Company issued 10,048 shares of common stock under the ESPP. As of December 31, 2014, there were 37,746 shares of common stock available for future issuance under the ESPP.
Compensation Cost
The compensation cost that has been charged against income for stock awards under the 2009 Stock Option Plan, the 2014 Plan, and the ESPP was $1,201 and $180 for the years ended December 31, 2014 and 2013, respectively. The total income tax benefit recognized in the statements of operations for share-based compensation arrangements was $0 for both the years ended December 31, 2014 and 2013. Cash received from options exercised was $9 and $5 for the years ended December 31, 2014 and 2013, respectively.

Stock-based compensation expense related to stock options is included in the following line items in the accompanying statements of operations:

	Years Ended December 31,
	2014	2013
Research and development	$394	28
Selling, general and administrative	648	107
Discontinued operations	159	45
Total stock-based compensation expense	$1,201	$180